Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 165,241	$ 199,845
Customer financing receivable, unrealized gain (loss)	1,506	0
Available-for-sale investments	14,838	13,232
Available-for-sale securities, unrealized gain (loss)	0	0
Jackpot liabilities	291,026	329,923
Jackpot liabilities, unrealized gain (loss)	8,016	7,320
Debt	8,415,890	8,176,986
Debt, unrealized gain (loss)	(543,605)	166,382
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	163,735	199,845
Available-for-sale investments	14,838	13,232
Jackpot liabilities	299,042	337,243
Debt	7,872,285	8,343,368
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	165,241	199,845
Available-for-sale investments	14,838	13,232
Jackpot liabilities	291,026	329,923
Debt	8,415,890	8,176,986
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Available-for-sale investments	0	0
Jackpot liabilities	0	0
Debt	0	6,450,306
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Available-for-sale investments	0	0
Jackpot liabilities	0	0
Debt	8,415,890	1,726,680
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	165,241	199,845
Available-for-sale investments	14,838	13,232
Jackpot liabilities	291,026	329,923
Debt	$ 0	$ 0